Chapter 11 Proceedings (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 26, 2018	Sep. 12, 2017	Jun. 13, 2016	May 20, 2016	Dec. 31, 2015	May 10, 2005
Fresh-Start Adjustment [Line Items]
Amount of new cash commitments in the form of new notes and equity	$ 1,000,000,000						$ 1,080,000,000	$ 1,060,000,000
Number of shares	100,000,000	100,000,000	100,000,000	100,000,000					508,444,280	500,944,280
Common shares		$ 10,000,000		$ 10,000,000
Fully diluted, reserved for Employee Incentive Plan	10.00%
New investor commitment fee	5.00%
Loss on Newbuilding global settlement claim		0
Loss on impairment of long-lived assets		0
Unamortized debt issuance costs		$ 0		$ 66,000,000
Predecessor
Fresh-Start Adjustment [Line Items]
Number of shares			508,763,020		508,763,020	508,763,020					493,078,680	6,000
Common shares					$ 1,008,000,000
Loss on Newbuilding global settlement claim			$ 0		(1,064,000,000)	$ 0
Loss on impairment of long-lived assets			414,000,000		696,000,000	44,000,000
Unamortized debt issuance costs			$ 0		66,000,000	$ 0
West Dorado, West Draco, West Aquila and West Libra
Fresh-Start Adjustment [Line Items]
Loss on impairment of long-lived assets					$ 696,000,000
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Number of shares	23,750,000
Common shares	$ 200,000,000
Recipients of New Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Number of shares	54,625,000
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Number of shares	14,250,000
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Number of shares	1,900,000
Fees to Select Commitment Parties
Fresh-Start Adjustment [Line Items]
Number of shares	475,000
Hemen (on account of Primary Structuring Fee)
Fresh-Start Adjustment [Line Items]
Number of shares	5,000,000
Secured Debt | New Secured Notes
Fresh-Start Adjustment [Line Items]
Debt, face amount	$ 880,000,000
Unamortized debt issuance costs	9
Financial guarantee | Unsecured bonds
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	2,400,000,000
Financial guarantee | Newbuild obligation
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	1,000,000,000
Financial guarantee | Unsecured interest rate and currency swaps
Fresh-Start Adjustment [Line Items]
Extinguished financial guarantees	$ 250,000,000